BUSINESS ACQUISTION (Details 2) - JMU HK [Member]	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
BUSINESS ACQUISITION [Line Items]
Pro forma revenues | $	$ 11,522,525
Pro forma net loss | $	$ (115,066,695)
Pro forma net loss per ordinary share-basic | $ / shares	$ (0.09)
Pro forma net loss per ordinary share-diluted | $ / shares	$ (0.09)